Note 40 - Fee and commission income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Fee And Commission Income Expenses
Fee and Commission Income
Fee and Commission Income (Millions of euros)
	2017	2016	2015
Bills receivables	46	52	94
Demand accounts	507	469	405
Credit and debit cards	2,834	2,679	2,336
Checks	212	207	239
Transfers and others payment orders	601	578	474
Insurance product commissions	192	178	171
Commitment fees	231	237	172
Contingent risks	396	406	360
Asset Management	923	839	686
Securities fees	385	335	283
Custody securities	122	122	314
Other fees and commissions	700	701	807
Total	7,150	6,804	6,340

Fee and Commission Expense
Fee and Commission Expense (Millions of euros)
	2017	2016	2015
Credit and debit cards	1,458	1,334	1,113
Transfers and others payment orders	102	102	92
Commissions for selling insurance	60	63	69
Other fees and commissions	610	587	454
Total	2,229	2,086	1,729